Timber and Timberlands (Tables)	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Schedule of timber and timberlands
As of December 31, 2012 and 2011, timber and timberlands consisted of the following, respectively:

	As of December 31, 2012
	Gross	Accumulated Depletion or Amortization	Net
Timber	$161,878,914	$11,677,229	$150,201,685
Timberlands	183,349,545	—	183,349,545
Mainline roads	428,688	174,623	254,065
Timber and timberlands	$345,657,147	$11,851,852	$333,805,295

	As of December 31, 2011
	Gross	Accumulated Depletion or Amortization	Net
Timber	$175,512,118	11,759,282	$163,752,836
Timberlands	164,550,798	—	164,550,798
Mainline roads	376,406	118,190	258,216
Timber and timberlands	$340,439,322	$11,877,472	$328,561,850

Schedule of below-market lease assets amortization	As of December 31, 2012, below-market lease assets will be amortized as follows:

For the years ending December 31,
2013	$85,766
2014	3,521
2015	3,521
2016	3,521
2017	3,521
Thereafter	15,549
$115,399